Share Capital - Summary of Share Capital (Detail) - shares		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
BHP Group Limited [member]
Share capital issued
Opening number of shares		5,065,820,556	5,062,323,190	2,945,851,394
Issue of shares		5,710,261	3,497,366	4,400,000
Corporate structure unification	2,112,071,796	0		2,112,071,796
Purchase of shares by ESOP Trusts		(5,687,667)	(6,442,571)	(8,704,669)
Employee share awards exercised following vesting		5,841,767	6,081,843	8,522,684
Movement in treasury shares under Employee Share Plans		(154,100)	360,728	181,985
Closing number of shares		5,071,530,817	5,065,820,556	5,062,323,190
BHP Group Limited [member] | Shares held by the public [member]
Share capital issued
Opening number of shares		5,064,408,782	5,061,272,144
Closing number of shares		5,070,273,143	5,064,408,782	5,061,272,144
BHP Group Limited [member] | Treasury shares [member]
Share capital issued
Opening number of shares		1,411,774	1,051,046
Closing number of shares		1,257,674	1,411,774	1,051,046
BHP Group Plc [member]
Share capital issued
Opening number of shares				2,112,071,796
Corporate structure unification				(2,112,071,796)
Purchase of shares by ESOP Trusts				(63,567)
Employee share awards exercised following vesting				77,748
Movement in treasury shares under Employee Share Plans				(14,181)